JPMorgan Insurance Trust Income Builder Portfolio
Schedule of Portfolio Investments as of March 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 40.6%
Australia — 1.0%
AGL Energy Ltd.	15	79
APA Group	3	23
Bendigo & Adelaide Bank Ltd.	4	24
BHP Group Ltd.	2	49
CSR Ltd.	7	24
Glencore plc	9	53
Goodman Group, REIT	3	32
Insignia Financial Ltd.	7	14
Mirvac Group, REIT	24	33
Origin Energy Ltd.	4	21
Rio Tinto Ltd.	1	115
Rio Tinto plc	2	137
Sonic Healthcare Ltd.	1	31
Stockland, REIT	11	30
Telstra Group Ltd.	9	25
Woodside Energy Group Ltd.	3	60
Woolworths Group Ltd.	2	42
		792
Austria — 0.1%
ANDRITZ AG	1	35
BAWAG Group AG * (a)	—	1
Erste Group Bank AG	—	14
OMV AG	1	22
		72
Belgium — 0.2%
Ageas SA	1	22
Cofinimmo SA, REIT	—	18
Euronav NV	1	17
KBC Group NV	—	16
Melexis NV	—	21
Proximus SADP	2	23
Warehouses De Pauw CVA, REIT	1	22
		139
Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	40	81
BB Seguridade Participacoes SA	4	23
EDP - Energias do Brasil SA	10	46
Itau Unibanco Holding SA (Preference)	16	81
Yara International ASA	—	13
		244
Canada — 1.9%
Agnico Eagle Mines Ltd.	1	43
Algonquin Power & Utilities Corp.	2	16
Allied Properties, REIT	1	26
AltaGas Ltd.	1	16

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Canada — continued
Atco Ltd., Class I	1	23
Bank of Nova Scotia (The)	1	65
Barrick Gold Corp.	3	59
BCE, Inc.	2	87
Canadian Natural Resources Ltd.	1	28
Canadian Tire Corp. Ltd., Class A	—	31
Canadian Utilities Ltd., Class A	3	81
Chartwell Retirement Residences	2	15
Emera, Inc.	1	24
Enbridge, Inc.	2	92
Fortis, Inc.	2	95
Gibson Energy, Inc.	1	22
Great-West Lifeco, Inc.	3	73
Hydro One Ltd. (a)	2	69
Keyera Corp.	1	25
Manulife Financial Corp.	4	70
Northland Power, Inc.	1	21
Nutrien Ltd.	1	59
Pembina Pipeline Corp.	3	90
Restaurant Brands International, Inc.	1	77
Shaw Communications, Inc., Class B	3	75
Sienna Senior Living, Inc.	1	11
Superior Plus Corp.	2	19
TELUS Corp.	4	83
Toronto-Dominion Bank (The)	2	100
Tourmaline Oil Corp.	2	65
TransAlta Renewables, Inc.	2	17
		1,577
Chile — 0.1%
Banco Santander Chile, ADR	3	51
China — 2.2%
China Construction Bank Corp., Class H	157	102
China Merchants Bank Co. Ltd., Class H	24	119
China Overseas Land & Investment Ltd.	10	25
China Petroleum & Chemical Corp., Class H	183	108
China Resources Gas Group Ltd.	13	50
China Resources Land Ltd.	21	93
Fuyao Glass Industry Group Co. Ltd., Class A	5	27
Fuyao Glass Industry Group Co. Ltd., Class H (a)	14	59
Guangdong Investment Ltd.	26	27
Haier Smart Home Co. Ltd., Class H	39	122
Huayu Automotive Systems Co. Ltd., Class A	22	53
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	39	165
Joyoung Co. Ltd., Class A	9	23
Midea Group Co. Ltd., Class A	11	82
NetEase, Inc.	10	170

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
NXP Semiconductors NV	1	144
Ping An Insurance Group Co. of China Ltd., Class H	18	119
Tingyi Cayman Islands Holding Corp.	51	86
Topsports International Holdings Ltd. (a)	34	31
Wuliangye Yibin Co. Ltd., Class A	4	120
Xinyi Glass Holdings Ltd.	29	52
Yum China Holdings, Inc.	—	29
Zhejiang Supor Co. Ltd., Class A	5	42
		1,848
Denmark — 0.3%
AP Moller - Maersk A/S, Class B	—	31
D/S Norden A/S	1	34
Novo Nordisk A/S, Class B	1	207
		272
Egypt — 0.0% ^
Energean plc	1	22
Finland — 0.6%
Elisa OYJ	1	53
Fortum OYJ *	3	53
Kone OYJ, Class B	1	33
Konecranes OYJ	—	15
Metso Outotec OYJ	2	22
Nordea Bank Abp	16	170
Orion OYJ, Class B	1	47
Outokumpu OYJ	4	24
Sampo OYJ, Class A	1	34
TietoEVRY OYJ	1	20
Wartsila OYJ Abp	3	27
		498
France — 1.6%
Amundi SA (a)	—	21
AXA SA	2	53
BNP Paribas SA	1	45
Cie Generale des Etablissements Michelin SCA	3	83
Covivio SA, REIT	—	19
Danone SA	1	49
Eiffage SA	—	23
Engie SA	4	68
Gaztransport Et Technigaz SA	—	22
Klepierre SA, REIT	3	72
Legrand SA	1	65
LVMH Moet Hennessy Louis Vuitton SE	—	259
Orange SA	5	57
Publicis Groupe SA	1	39
Rexel SA *	1	24

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Rubis SCA	1	24
Societe Generale SA	1	15
TotalEnergies SE	2	139
Verallia SA (a)	—	12
Vinci SA	2	210
Vivendi SE	5	50
		1,349
Germany — 1.4%
Allianz SE (Registered)	1	246
BASF SE	1	33
Bayerische Motoren Werke AG	—	47
Covestro AG (b)	1	33
Deutsche Post AG (Registered)	2	97
Deutsche Telekom AG (Registered)	7	175
E.ON SE	2	28
Freenet AG	2	49
LEG Immobilien SE	1	37
Mercedes-Benz Group AG	1	58
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	—	116
Siemens AG (Registered)	—	77
Telefonica Deutschland Holding AG	25	76
Vonovia SE	4	66
		1,138
Hong Kong — 0.5%
CK Asset Holdings Ltd.	4	24
CK Infrastructure Holdings Ltd.	4	22
CLP Holdings Ltd.	3	22
Hang Seng Bank Ltd.	4	53
HK Electric Investments & HK Electric Investments Ltd. (a)	11	7
HKBN Ltd.	16	12
HKT Trust & HKT Ltd.	48	64
Hong Kong & China Gas Co. Ltd.	14	12
Hong Kong Exchanges & Clearing Ltd.	2	84
New World Development Co. Ltd.	13	35
Orient Overseas International Ltd.	1	19
PCCW Ltd.	35	17
Power Assets Holdings Ltd.	4	24
VTech Holdings Ltd.	3	15
WH Group Ltd. (b)	31	19
Yue Yuen Industrial Holdings Ltd.	12	17
		446
India — 0.2%
Infosys Ltd., ADR	10	180
Indonesia — 0.4%
Bank Rakyat Indonesia Persero Tbk. PT	555	176

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Indonesia — continued
Telkom Indonesia Persero Tbk. PT, ADR	5	141
Telkom Indonesia Persero Tbk. PT	106	29
		346
Ireland — 0.0% ^
CRH plc	1	38
Israel — 0.0% ^
Bezeq The Israeli Telecommunication Corp. Ltd.	6	8
Italy — 0.9%
A2A SpA	17	28
ACEA SpA	—	7
Assicurazioni Generali SpA	3	70
Azimut Holding SpA	1	22
Banca Generali SpA	1	22
Banca Mediolanum SpA	7	60
BFF Bank SpA (a)	1	13
Coca-Cola HBC AG *	1	23
Enel SpA	9	58
Eni SpA	6	85
Hera SpA	8	23
Intesa Sanpaolo SpA	42	108
Iren SpA	9	17
Italgas SpA	4	25
Mediobanca Banca di Credito Finanziario SpA	2	17
Poste Italiane SpA (a)	3	27
Saras SpA *	4	6
Snam SpA	5	26
Terna - Rete Elettrica Nazionale	3	27
UniCredit SpA	2	31
Unipol Gruppo SpA	3	14
		709
Japan — 2.1%
Aozora Bank Ltd.	2	42
ARTERIA Networks Corp.	2	14
Bridgestone Corp.	3	114
Canon, Inc.	1	24
Chubu Electric Power Co., Inc.	2	25
Comforia Residential REIT, Inc., REIT	—	43
Dai Nippon Printing Co. Ltd.	1	36
Electric Power Development Co. Ltd.	3	42
ENEOS Holdings, Inc.	5	17
FANUC Corp.	3	126
Frontier Real Estate Investment Corp., REIT	—	32
Hokkaido Electric Power Co., Inc. *	3	11
Idemitsu Kosan Co. Ltd.	2	53
Japan Metropolitan Fund Invest, REIT	—	37

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Japan Post Holdings Co. Ltd.	5	42
Japan Tobacco, Inc.	2	36
Kansai Electric Power Co., Inc. (The)	6	61
KDDI Corp.	1	25
Kenedix Office Investment Corp., REIT	—	28
Kyushu Railway Co.	2	33
Mitsubishi Chemical Group Corp.	8	51
Nippon Prologis REIT, Inc., REIT	—	44
Nippon Steel Corp.	2	35
Nippon Telegraph & Telephone Corp.	3	75
Okinawa Electric Power Co., Inc. (The) *	1	8
Osaka Gas Co. Ltd.	—	7
Sharp Corp. *	3	24
Shin-Etsu Chemical Co. Ltd.	4	114
SoftBank Corp.	8	93
Sumitomo Forestry Co. Ltd.	2	30
Takeda Pharmaceutical Co. Ltd.	2	59
Tokio Marine Holdings, Inc.	4	79
Tokyo Electron Ltd.	1	147
Tokyo Gas Co. Ltd.	—	6
Toyota Motor Corp.	5	65
United Urban Investment Corp., REIT	—	23
		1,701
Luxembourg — 0.0% ^
Intelsat SA ‡ *	—	9
SES SA, ADR	2	12
		21
Mexico — 0.5%
Bolsa Mexicana de Valores SAB de CV	6	12
Grupo Financiero Banorte SAB de CV, Class O	16	135
Kimberly-Clark de Mexico SAB de CV, Class A	19	41
Southern Copper Corp.	1	78
Wal-Mart de Mexico SAB de CV	34	136
		402
Netherlands — 0.7%
ABN AMRO Bank NV, CVA (a)	1	17
ASML Holding NV	—	153
ASR Nederland NV	1	22
BE Semiconductor Industries NV	1	44
ING Groep NV	2	30
Koninklijke Ahold Delhaize NV	1	33
Koninklijke KPN NV	13	45
NN Group NV	1	21
OCI NV	1	27
Randstad NV	—	27

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Netherlands — continued
Shell plc	4	117
Wolters Kluwer NV	—	28
		564
New Zealand — 0.1%
Contact Energy Ltd.	5	26
Spark New Zealand Ltd.	17	53
		79
Norway — 0.4%
Aker BP ASA	1	12
DNB Bank ASA	1	21
Elkem ASA * (a)	5	17
Equinor ASA	3	88
FLEX LNG Ltd.	—	9
Norsk Hydro ASA	6	47
SFL Corp. Ltd.	3	24
Telenor ASA	8	97
		315
Poland — 0.1%
Powszechny Zaklad Ubezpieczen SA	8	65
Portugal — 0.1%
EDP - Energias de Portugal SA	5	26
Galp Energia SGPS SA	2	23
Jeronimo Martins SGPS SA	—	14
Navigator Co. SA (The)	5	17
NOS SGPS SA	3	14
Redes Energeticas Nacionais SGPS SA	4	11
		105
Russia — 0.0% ^
Moscow Exchange MICEX-RTS PJSC ‡ *	22	1
Severstal PAO, GDR ‡ * (a)	1	—
Severstal PAO, GDR ‡ * (a)	—	—
		1
Saudi Arabia — 0.1%
Al Rajhi Bank	2	44
Singapore — 0.5%
BW LPG Ltd. (a)	3	20
CapitaLand Ascendas, REIT	27	57
CapitaLand Integrated Commercial Trust, REIT	35	53
DBS Group Holdings Ltd.	4	104
Digital Core REIT Management Pte. Ltd., REIT	22	10
Keppel Infrastructure Trust	24	9
NETLINK NBN TRUST (a)	29	19

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Singapore — continued
Singapore Exchange Ltd.	12	88
Singapore Telecommunications Ltd.	13	25
		385
South Africa — 0.5%
Anglo American plc	1	33
AVI Ltd.	2	10
Bid Corp. Ltd.	4	84
Bidvest Group Ltd. (The)	4	55
FirstRand Ltd.	11	38
Sanlam Ltd.	23	74
Standard Bank Group Ltd.	6	55
Vodacom Group Ltd.	13	87
		436
South Korea — 1.0%
ESR Kendall Square REIT Co. Ltd., REIT	2	6
Hana Financial Group, Inc.	1	21
KB Financial Group, Inc.	2	71
Kia Corp.	1	80
Korea Gas Corp. *	—	7
LG Uplus Corp.	3	21
NCSoft Corp.	—	26
Samsung Electronics Co. Ltd.	8	391
Shinhan Financial Group Co. Ltd.	3	74
SK Telecom Co. Ltd., ADR	—	10
SK Telecom Co. Ltd.	3	120
		827
Spain — 1.2%
Acerinox SA	2	18
ACS Actividades de Construccion y Servicios SA	1	31
Atlantica Sustainable Infrastructure plc	1	23
Banco Bilbao Vizcaya Argentaria SA	5	34
Banco Santander SA	12	44
CaixaBank SA	6	22
Cellnex Telecom SA (b)	1	37
Cia de Distribucion Integral Logista Holdings SA	1	24
Enagas SA	1	24
Endesa SA	5	104
Iberdrola SA	20	250
Industria de Diseno Textil SA	1	43
Mapfre SA	13	25
Merlin Properties Socimi SA, REIT	2	20
Naturgy Energy Group SA	3	99
Red Electrica Corp. SA	1	24
Repsol SA	4	65

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Telefonica SA	15	63
Viscofan SA	—	19
		969
Sweden — 0.6%
Boliden AB	1	32
Hexpol AB	1	18
Orron Energy ab	16	21
Skandinaviska Enskilda Banken AB, Class A *	2	22
SSAB AB, Class B	4	28
Svenska Handelsbanken AB, Class A	2	16
Tele2 AB, Class B	10	96
Telia Co. AB	8	21
Volvo AB, Class B	12	247
		501
Switzerland — 0.6%
ABB Ltd. (Registered)	2	50
Cie Financiere Richemont SA (Registered)	—	59
Julius Baer Group Ltd.	—	30
Novartis AG (Registered)	2	160
Swisscom AG (Registered)	—	26
Zurich Insurance Group AG	—	141
		466
Taiwan — 1.3%
Accton Technology Corp.	3	34
ASE Technology Holding Co. Ltd.	21	78
Chailease Holding Co. Ltd.	4	29
Delta Electronics, Inc.	7	72
MediaTek, Inc.	2	35
Mega Financial Holding Co. Ltd.	20	21
Novatek Microelectronics Corp.	8	117
President Chain Store Corp.	10	84
Quanta Computer, Inc.	6	18
Realtek Semiconductor Corp.	5	67
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1	87
Taiwan Semiconductor Manufacturing Co. Ltd.	22	384
Vanguard International Semiconductor Corp.	21	68
Wiwynn Corp.	—	12
		1,106
Thailand — 0.1%
SCB X PCL	25	76
Siam Cement PCL (The) (Registered)	5	42
		118
United Kingdom — 2.6%
3i Group plc	2	40
AstraZeneca plc	2	253

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
B&M European Value Retail SA	5	28
Balfour Beatty plc	6	26
Barclays plc	15	28
Barratt Developments plc	14	79
Berkeley Group Holdings plc	—	25
Big Yellow Group plc, REIT	1	21
BP plc	23	145
Britvic plc	2	21
BT Group plc	14	26
Burberry Group plc	1	34
Centrica plc	21	28
Coca-Cola Europacific Partners plc	1	61
Compass Group plc	1	33
Diageo plc	3	112
Direct Line Insurance Group plc	19	32
Dunelm Group plc	2	21
Hays plc	11	15
IG Group Holdings plc	3	23
Imperial Brands plc	3	69
InterContinental Hotels Group plc	1	74
Investec plc	4	22
J Sainsbury plc	8	26
Legal & General Group plc	11	32
Lloyds Banking Group plc	56	33
LondonMetric Property plc, REIT	12	26
Man Group plc	8	25
National Grid plc	2	27
Next plc	—	18
OSB Group plc	2	13
Pagegroup plc	3	18
Persimmon plc	2	32
RELX plc	5	155
Safestore Holdings plc, REIT	2	27
Sage Group plc (The)	7	63
Segro plc, REIT	3	28
Severn Trent plc	1	27
SSE plc	4	100
Telecom Plus plc	1	18
Tesco plc	16	51
Unilever plc	2	102
UNITE Group plc (The), REIT	2	24
United Utilities Group plc	2	26
Vodafone Group plc	19	21
WPP plc	5	63
		2,171
United States — 16.4%
3M Co.	1	63

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
AbbVie, Inc.	3	472
AGNC Investment Corp., REIT	7	66
Alexandria Real Estate Equities, Inc., REIT	—	66
American Electric Power Co., Inc.	—	34
American Tower Corp., REIT	—	44
Americold Realty Trust, Inc., REIT	2	47
Amgen, Inc.	—	65
Analog Devices, Inc.	1	115
AT&T, Inc.	5	97
Avangrid, Inc.	1	55
Avista Corp.	1	26
Baker Hughes Co.	2	57
Bank of America Corp.	5	133
Best Buy Co., Inc.	1	49
Bristol-Myers Squibb Co.	3	215
Camden Property Trust, REIT	1	58
Campbell Soup Co.	1	74
Cardinal Health, Inc.	1	60
CF Industries Holdings, Inc.	1	50
Charles Schwab Corp. (The)	1	54
Chevron Corp.	1	88
Cisco Systems, Inc.	1	75
Clearway Energy, Inc., Class C	1	21
Clorox Co. (The)	—	74
CME Group, Inc.	1	229
Coca-Cola Co. (The)	7	429
Cogent Communications Holdings, Inc.	—	25
Comcast Corp., Class A	2	71
Comerica, Inc.	1	37
Conagra Brands, Inc.	2	65
Consolidated Edison, Inc.	1	70
Crown Castle, Inc., REIT	—	19
Cummins, Inc.	—	65
DHT Holdings, Inc.	2	21
Digital Realty Trust, Inc., REIT	—	49
Dominion Energy, Inc.	1	61
Dow, Inc.	4	195
DT Midstream, Inc.	—	22
Duke Energy Corp.	1	90
Eastman Chemical Co.	1	60
Eaton Corp. plc	1	162
Emerson Electric Co.	1	65
Entergy Corp.	1	67
EOG Resources, Inc.	1	68
EP Energy Corp. ‡ *	—	3
Equinix, Inc., REIT	—	211
Equitrans Midstream Corp.	4	22

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Equity LifeStyle Properties, Inc.	1	64
Evergy, Inc.	1	93
Exxon Mobil Corp.	1	77
Fastenal Co.	1	69
Federal Realty Investment Trust, REIT	1	102
Ferguson plc	—	29
FirstEnergy Corp.	1	25
Ford Motor Co.	3	33
Frontier Communications Parent, Inc. *	1	34
General Dynamics Corp.	—	13
General Mills, Inc.	1	58
Genuine Parts Co.	—	68
Gilead Sciences, Inc.	1	71
GSK plc	7	127
Hasbro, Inc.	1	41
Hawaiian Electric Industries, Inc.	1	25
Healthpeak Properties, Inc., REIT	3	57
Hewlett Packard Enterprise Co.	5	73
Host Hotels & Resorts, Inc., REIT	4	62
HP, Inc.	1	18
Intel Corp.	2	67
International Business Machines Corp.	—	68
International Paper Co.	2	65
Interpublic Group of Cos., Inc. (The)	2	79
Invitation Homes, Inc.	2	75
Iron Mountain, Inc., REIT	1	73
J M Smucker Co. (The)	—	55
Johnson & Johnson	2	245
Juniper Networks, Inc.	2	79
Kellogg Co.	1	65
Keurig Dr Pepper, Inc.	2	83
Kilroy Realty Corp., REIT	1	22
Kimberly-Clark Corp.	1	74
Kimco Realty Corp., REIT	4	77
Kinder Morgan, Inc.	9	159
Kite Realty Group Trust, REIT	1	29
Kraft Heinz Co. (The)	2	74
Laureate Education, Inc., Class A	2	23
Lumen Technologies, Inc.	20	53
LyondellBasell Industries NV, Class A	1	75
Marathon Petroleum Corp.	1	78
McDonald's Corp.	1	149
Merck & Co., Inc.	3	292
Motorola Solutions, Inc.	—	66
National Retail Properties, Inc., REIT	1	40
Nestle SA (Registered)	2	257
NetApp, Inc.	1	54

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
New Fortress Energy, Inc.	1	22
Newell Brands, Inc.	5	63
Newmont Corp.	1	62
NextEra Energy, Inc.	1	93
NMG, Inc. ‡ *	—	—
Nordic American Tankers Ltd.	4	17
NorthWestern Corp.	—	26
NRG Energy, Inc.	1	21
OGE Energy Corp.	1	24
Omnicom Group, Inc.	1	78
ONE Gas, Inc.	—	21
ONEOK, Inc.	1	97
Park Hotels & Resorts, Inc., REIT	1	18
Pfizer, Inc.	—	21
Philip Morris International, Inc.	1	74
Phillips 66	1	73
Pinnacle West Capital Corp.	1	99
Pioneer Natural Resources Co.	—	69
PPL Corp.	2	44
Procter & Gamble Co. (The)	1	223
Progressive Corp. (The)	—	65
Prologis, Inc., REIT	3	386
Prudential Financial, Inc.	1	56
Public Service Enterprise Group, Inc.	—	25
Public Storage, REIT	1	179
Raytheon Technologies Corp.	1	73
Realty Income Corp.	1	66
Regency Centers Corp., REIT	1	63
Rexford Industrial Realty, Inc., REIT	1	52
Roche Holding AG	1	327
Schneider Electric SE	—	57
Seagate Technology Holdings plc	2	124
Shenandoah Telecommunications Co.	1	11
Simon Property Group, Inc., REIT	1	72
Sirius XM Holdings, Inc.	11	44
Southern Co. (The)	1	92
Steel Dynamics, Inc.	—	54
Stellantis NV	8	137
Stellantis NV	1	17
Sun Communities, Inc., REIT	1	128
T. Rowe Price Group, Inc.	1	66
Target Corp.	—	84
Telephone and Data Systems, Inc.	1	12
Texas Instruments, Inc.	1	202
TJX Cos., Inc. (The)	1	92
Trane Technologies plc	—	97
UDR, Inc., REIT	2	80

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
UGI Corp.	1	21
Union Pacific Corp.	1	136
United Parcel Service, Inc., Class B	2	305
UnitedHealth Group, Inc.	—	101
US Bancorp	1	51
Valero Energy Corp.	1	79
Ventas, Inc., REIT	3	111
Verizon Communications, Inc.	4	176
VF Corp.	1	14
VICI Properties, Inc., REIT	4	140
VMware, Inc., Class A *	—	30
Walgreens Boots Alliance, Inc.	2	64
Welltower, Inc., REIT	2	135
Western Union Co. (The)	6	64
Weyerhaeuser Co., REIT	2	63
Williams Cos., Inc. (The)	3	88
WP Carey, Inc., REIT	1	115
Xcel Energy, Inc.	1	93
		13,471
Total Common Stocks (Cost $30,490)		33,476
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 37.6%
Australia — 0.1%
FMG Resources August 2006 Pty. Ltd. 4.50%, 9/15/2027 (b)	12	11
Glencore Funding LLC
4.13%, 3/12/2024 (b)	16	16
4.00%, 3/27/2027 (b)	6	6
3.88%, 10/27/2027 (b)	4	4
2.50%, 9/1/2030 (b)	6	5
Macquarie Group Ltd. 6.21%, 11/22/2024 (b)	40	41
		83
Belgium — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/2030	19	18
4.38%, 4/15/2038	1	1
		19
Canada — 1.6%
1011778 BC ULC 3.88%, 1/15/2028 (b)	17	16
Bank of Montreal
5.20%, 12/12/2024	35	35
Series H, 4.70%, 9/14/2027	5	5
Bank of Nova Scotia (The)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (c) (d) (e) (f)	18	16

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
1.30%, 9/15/2026	5	4
Baytex Energy Corp. 8.75%, 4/1/2027 (b)	60	61
Bell Canada (The) Series US-5, 2.15%, 2/15/2032	6	5
Bombardier, Inc. 7.50%, 3/15/2025 (b)	14	14
Canadian Pacific Railway Co. 2.90%, 2/1/2025	31	30
Emera, Inc. (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (f)	160	149
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (f)	8	7
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (f)	117	104
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.42%), 7.63%, 1/15/2083 (f)	46	45
Fortis, Inc. 3.06%, 10/4/2026	7	7
Garda World Security Corp. 4.63%, 2/15/2027 (b)	70	63
GFL Environmental, Inc. 3.50%, 9/1/2028 (b)	190	172
NOVA Chemicals Corp.
5.00%, 5/1/2025 (b)	89	85
5.25%, 6/1/2027 (b)	26	24
4.25%, 5/15/2029 (b)	40	33
Precision Drilling Corp. 7.13%, 1/15/2026 (b)	23	22
Rogers Communications, Inc.
3.20%, 3/15/2027 (b)	5	5
3.80%, 3/15/2032 (b)	5	4
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (b) (f)	66	58
Royal Bank of Canada 4.88%, 1/12/2026	30	30
Toronto-Dominion Bank (The)
4.69%, 9/15/2027	5	5
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.08%), 8.12%, 10/31/2082 (c) (f)	200	203
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (f)	33	31
(SOFR + 4.42%), 5.50%, 9/15/2079 (f)	72	60
Videotron Ltd. 5.13%, 4/15/2027 (b)	32	31
		1,324
Cayman Islands — 0.0% ^
Global Aircraft Leasing Co. Ltd. 6.50% (PIK), 9/15/2024 (b) (g)	33	30
Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027	12	11
6.63%, 5/15/2039	33	33
		44
France — 0.5%
Altice France SA 8.13%, 2/1/2027 (b)	200	185
Credit Agricole SA (USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (b) (c) (d) (e) (f)	200	193
		378
Germany — 0.0% ^
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	16	20

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Ireland — 0.2%
Avolon Holdings Funding Ltd.
5.25%, 5/15/2024 (b)	21	21
3.95%, 7/1/2024 (b)	20	19
3.25%, 2/15/2027 (b)	13	12
2.53%, 11/18/2027 (b)	71	60
Park Aerospace Holdings Ltd. 5.50%, 2/15/2024 (b)	11	11
		123
Italy — 0.2%
Telecom Italia Capital SA
6.38%, 11/15/2033	20	18
6.00%, 9/30/2034	112	96
		114
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (b)	24	22
Macau — 0.2%
Sands China Ltd. 5.63%, 8/8/2025 (h)	200	194
Netherlands — 0.4%
ING Groep NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86%), 3.88%, 5/16/2027 (c) (d) (e) (f)	200	145
Shell International Finance BV 2.75%, 4/6/2030	5	4
Trivium Packaging Finance BV 5.50%, 8/15/2026 (b) (h)	200	192
		341
Sweden — 0.2%
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (c) (d) (e) (f)	200	160
Switzerland — 0.5%
Cloverie plc for Zurich Insurance Co. Ltd. (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (a) (f)	200	193
UBS Group AG (USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (c) (d) (e) (f)	200	188
		381
United Kingdom — 0.8%
BAT Capital Corp.
3.22%, 8/15/2024	34	33
3.56%, 8/15/2027	20	19
4.39%, 8/15/2037	8	6
BP Capital Markets plc
(EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR 100	94
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)	77	70
HSBC Holdings plc (SOFR + 0.58%), 1.16%, 11/22/2024 (f)	200	194
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.63%), 6.00%, 12/29/2025 (c) (d) (e) (f)	200	182
Vodafone Group plc
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	27	27
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (f)	65	52
		677

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — 32.8%
7-Eleven, Inc.
0.95%, 2/10/2026 (b)	10	9
1.80%, 2/10/2031 (b)	6	5
AbbVie, Inc.
3.20%, 5/14/2026	11	11
2.95%, 11/21/2026	21	20
3.20%, 11/21/2029	26	24
Acadia Healthcare Co., Inc. 5.50%, 7/1/2028 (b)	95	92
ACCO Brands Corp. 4.25%, 3/15/2029 (b)	105	91
Activision Blizzard, Inc. 1.35%, 9/15/2030	10	8
ADT Security Corp. (The)
4.13%, 6/15/2023	10	10
4.88%, 7/15/2032 (b)	45	40
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (b)	10	10
AECOM 5.13%, 3/15/2027	53	53
Aetna, Inc. 3.88%, 8/15/2047	10	8
Air Lease Corp.
0.70%, 2/15/2024	12	11
2.30%, 2/1/2025	30	28
3.25%, 3/1/2025	8	8
3.75%, 6/1/2026	5	5
Alabama Power Co. 3.75%, 9/1/2027	13	13
Albemarle Corp. 4.65%, 6/1/2027	14	14
Albertsons Cos., Inc.
7.50%, 3/15/2026 (b)	80	82
5.88%, 2/15/2028 (b)	38	38
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (b)	200	200
Alexandria Real Estate Equities, Inc., REIT 2.75%, 12/15/2029	5	4
Allied Universal Holdco LLC
6.63%, 7/15/2026 (b)	13	12
9.75%, 7/15/2027 (b)	13	12
Allison Transmission, Inc.
4.75%, 10/1/2027 (b)	65	61
5.88%, 6/1/2029 (b)	70	68
Ally Financial, Inc.
1.45%, 10/2/2023	20	19
5.75%, 11/20/2025	110	103
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (d) (e) (f)	55	37
8.00%, 11/1/2031	39	41
Altria Group, Inc.
2.35%, 5/6/2025	4	4
4.80%, 2/14/2029	5	5
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (b) (g)	81	51
Ameren Corp. 3.50%, 1/15/2031	5	5
American Airlines, Inc.
5.50%, 4/20/2026 (b)	70	69
5.75%, 4/20/2029 (b)	85	82

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	24	23
6.50%, 4/1/2027	53	49
American Electric Power Co., Inc.
5.75%, 11/1/2027	5	5
3.20%, 11/13/2027	6	6
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (f)	42	34
American International Group, Inc. (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (f)	10	9
American Tower Corp., REIT
2.75%, 1/15/2027	11	10
1.50%, 1/31/2028	15	13
AmeriGas Partners LP
5.63%, 5/20/2024	25	25
5.88%, 8/20/2026	55	53
Amgen, Inc. 2.00%, 1/15/2032	10	8
Amkor Technology, Inc. 6.63%, 9/15/2027 (b)	62	62
Amsted Industries, Inc. 5.63%, 7/1/2027 (b)	21	20
Antero Midstream Partners LP
7.88%, 5/15/2026 (b)	65	66
5.38%, 6/15/2029 (b)	60	56
Antero Resources Corp.
8.38%, 7/15/2026 (b)	41	43
5.38%, 3/1/2030 (b)	55	51
Apple, Inc. 4.50%, 2/23/2036	3	3
Aramark Services, Inc. 5.00%, 2/1/2028 (b)	85	80
Arches Buyer, Inc. 4.25%, 6/1/2028 (b)	85	71
Archrock Partners LP 6.88%, 4/1/2027 (b)	7	7
Arconic Corp. 6.00%, 5/15/2025 (b)	110	110
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (b)	200	186
Asbury Automotive Group, Inc. 4.63%, 11/15/2029 (b)	75	67
AT&T, Inc.
3.88%, 1/15/2026	15	15
3.80%, 2/15/2027	17	16
2.25%, 2/1/2032	6	5
Athene Global Funding 0.95%, 1/8/2024 (b)	50	48
ATI, Inc. 5.88%, 12/1/2027	10	10
Audacy Capital Corp. 6.50%, 5/1/2027 (b)	41	3
Avantor Funding, Inc. 4.63%, 7/15/2028 (b)	85	81
Avient Corp. 7.13%, 8/1/2030 (b)	50	52
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (b)	24	23
B&G Foods, Inc. 5.25%, 4/1/2025	146	136
Baker Hughes Holdings LLC 3.14%, 11/7/2029	5	4
Bank of America Corp.
Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 9/5/2024 (d) (e) (f)	107	104
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (d) (e) (f)	53	53
(SOFR + 0.74%), 0.81%, 10/24/2024 (f)	35	34
(ICE LIBOR USD 3 Month + 0.97%), 3.46%, 3/15/2025 (f)	40	39

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (d) (e) (f)	25	25
(SOFR + 0.91%), 0.98%, 9/25/2025 (f)	60	56
(SOFR + 0.65%), 1.53%, 12/6/2025 (f)	25	23
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (d) (e) (f)	89	89
(SOFR + 1.75%), 4.83%, 7/22/2026 (f)	10	10
(SOFR + 1.29%), 5.08%, 1/20/2027 (f)	25	25
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (d) (e) (f)	10	9
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (f)	10	9
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (d) (e) (f)	45	44
(SOFR + 0.96%), 1.73%, 7/22/2027 (f)	40	36
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (d) (e) (f)	62	56
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	10	8
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.20%), 2.48%, 9/21/2036 (f)	40	30
Bank of New York Mellon Corp. (The)
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026 (d) (e) (f)	58	52
(SOFRINDX + 2.07%), 5.83%, 10/25/2033 (f)	4	4
Bath & Body Works, Inc. 7.50%, 6/15/2029	100	102
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (b)	26	19
8.50%, 1/31/2027 (b)	205	94
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (b)	121	99
9.00%, 12/15/2025 (b)	68	54
5.75%, 8/15/2027 (b)	12	7
5.00%, 1/30/2028 (b)	340	129
5.25%, 1/30/2030 (b)	40	15
Becton Dickinson & Co. 2.82%, 5/20/2030	10	9
Berry Global, Inc.
4.88%, 7/15/2026 (b)	84	82
5.63%, 7/15/2027 (b)	20	20
Biogen, Inc.
4.05%, 9/15/2025	6	6
2.25%, 5/1/2030	3	3
Block, Inc. 3.50%, 6/1/2031	150	123
Blue Racer Midstream LLC 6.63%, 7/15/2026 (b)	35	34
Boyd Gaming Corp. 4.75%, 12/1/2027	70	67
BP Capital Markets America, Inc.
3.54%, 4/6/2027	12	12
3.63%, 4/6/2030	3	3
Brink's Co. (The) 4.63%, 10/15/2027 (b)	75	71
Bristol-Myers Squibb Co. 4.13%, 6/15/2039	9	8
Broadcom, Inc. 4.30%, 11/15/2032	6	6
Buckeye Partners LP 3.95%, 12/1/2026	60	54
Builders FirstSource, Inc. 4.25%, 2/1/2032 (b)	90	78
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	8	7
BWX Technologies, Inc. 4.13%, 4/15/2029 (b)	120	106
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (b)	105	105

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Callon Petroleum Co. 6.38%, 7/1/2026	6	6
Calpine Corp.
5.25%, 6/1/2026 (b)	29	28
4.50%, 2/15/2028 (b)	75	70
Capital One Financial Corp.
(SOFR + 0.69%), 1.34%, 12/6/2024 (f)	45	43
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (d) (e) (f)	64	47
Carnival Corp. 9.88%, 8/1/2027 (b)	115	118
Catalent Pharma Solutions, Inc. 5.00%, 7/15/2027 (b)	29	28
CCO Holdings LLC
5.13%, 5/1/2027 (b)	158	149
5.00%, 2/1/2028 (b)	89	82
5.38%, 6/1/2029 (b)	270	248
4.75%, 3/1/2030 (b)	404	350
CDW LLC 4.25%, 4/1/2028	40	37
Cedar Fair LP 5.25%, 7/15/2029	101	94
Celanese US Holdings LLC 6.05%, 3/15/2025	11	11
Centene Corp. 3.38%, 2/15/2030	330	288
CenterPoint Energy, Inc. (ICE LIBOR USD 3 Month + 3.27%), 6.13%, 9/1/2023 (d) (e) (f)	46	43
Central Garden & Pet Co. 5.13%, 2/1/2028	140	135
CF Industries, Inc. 4.50%, 12/1/2026 (b)	13	13
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (d) (e) (f)	25	24
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (e) (f)	119	94
Chart Industries, Inc. 7.50%, 1/1/2030 (b)	50	52
Chemours Co. (The)
5.38%, 5/15/2027	63	58
5.75%, 11/15/2028 (b)	32	29
Cheniere Energy Partners LP
4.50%, 10/1/2029	120	111
3.25%, 1/31/2032	35	29
Chesapeake Energy Corp. 6.75%, 4/15/2029 (b)	55	55
Chevron Corp. 2.24%, 5/11/2030	5	4
Cigna Group (The) 4.38%, 10/15/2028	15	15
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 8.87%, 7/30/2023 (d) (e) (f)	35	35
Series M, (3-MONTH CME TERM SOFR + 3.68%), 6.30%, 5/15/2024 (d) (e) (f)	25	24
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (d) (e) (f)	61	57
(SOFR + 0.69%), 0.78%, 10/30/2024 (f)	60	58
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (d) (e) (f)	64	56
(3-MONTH CME TERM SOFR + 1.16%), 3.35%, 4/24/2025 (f)	40	39
(SOFR + 0.67%), 0.98%, 5/1/2025 (f)	40	38
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (d) (e) (f)	73	68
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	39	35
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	70	59
(3-MONTH CME TERM SOFR + 4.78%), 6.25%, 8/15/2026 (d) (e) (f)	98	94
(SOFR + 1.55%), 5.61%, 9/29/2026 (f)	50	50

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 0.77%), 1.46%, 6/9/2027 (f)	35	31
Citizens Financial Group, Inc.
(ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023 (d) (e) (f)	14	12
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.00%, 10/6/2026 (d) (e) (f)	55	42
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (b)	70	62
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (b)	35	31
Cleveland-Cliffs, Inc. 5.88%, 6/1/2027	110	109
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (f)	42	36
CNX Resources Corp. 7.25%, 3/14/2027 (b)	6	6
Coinbase Global, Inc. 3.38%, 10/1/2028 (b)	35	22
Comcast Corp.
5.25%, 11/7/2025	22	22
5.35%, 11/15/2027	6	6
4.15%, 10/15/2028	5	5
2.65%, 2/1/2030	5	4
CommScope Technologies LLC
6.00%, 6/15/2025 (b)	97	91
5.00%, 3/15/2027 (b)	15	11
CommScope, Inc.
6.00%, 3/1/2026 (b)	35	34
8.25%, 3/1/2027 (b)	75	61
4.75%, 9/1/2029 (b)	75	63
Community Health Systems, Inc. 8.00%, 3/15/2026 (b)	176	170
Comstock Resources, Inc. 6.75%, 3/1/2029 (b)	90	82
Constellation Brands, Inc. 2.25%, 8/1/2031	10	8
Corebridge Financial, Inc.
3.65%, 4/5/2027 (b)	13	12
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 6.87%, 12/15/2052 (b) (f)	42	37
Cox Communications, Inc. 4.80%, 2/1/2035 (b)	6	6
Crestwood Midstream Partners LP
5.75%, 4/1/2025	29	28
5.63%, 5/1/2027 (b)	10	10
8.00%, 4/1/2029 (b)	65	66
Crown Americas LLC 4.75%, 2/1/2026	26	25
Crown Castle, Inc., REIT
1.05%, 7/15/2026	8	7
3.65%, 9/1/2027	9	9
2.10%, 4/1/2031	16	13
CSC Holdings LLC
5.25%, 6/1/2024	157	152
5.75%, 1/15/2030 (b)	200	105
CSX Corp.
2.40%, 2/15/2030	3	3
4.10%, 11/15/2032	2	2
CVS Health Corp.
1.30%, 8/21/2027	18	16
3.25%, 8/15/2029	5	5

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
2.13%, 9/15/2031	6	5
Dana, Inc. 5.38%, 11/15/2027	115	107
Darling Ingredients, Inc. 5.25%, 4/15/2027 (b)	12	12
DaVita, Inc. 4.63%, 6/1/2030 (b)	140	120
Dell International LLC
6.02%, 6/15/2026	17	17
4.90%, 10/1/2026	5	5
5.25%, 2/1/2028	4	4
DH Europe Finance II Sarl 2.20%, 11/15/2024	8	8
Directv Financing LLC 5.88%, 8/15/2027 (b)	100	91
Discover Financial Services 3.75%, 3/4/2025	15	14
Discovery Communications LLC 3.63%, 5/15/2030	5	4
DISH DBS Corp.
5.88%, 11/15/2024	25	22
7.75%, 7/1/2026	125	82
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (d) (e) (f)	24	21
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.35%, 1/15/2027 (d) (e) (f)	45	37
Series C, 2.25%, 8/15/2031	3	2
DT Midstream, Inc. 4.13%, 6/15/2029 (b)	150	132
Duke Energy Corp.
5.00%, 12/8/2025	15	15
2.65%, 9/1/2026	11	10
5.00%, 12/8/2027	9	9
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (f)	50	38
Dycom Industries, Inc. 4.50%, 4/15/2029 (b)	55	50
Edgewell Personal Care Co. 5.50%, 6/1/2028 (b)	90	86
Edison International
3.55%, 11/15/2024	11	11
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (d) (e) (f)	70	58
Element Solutions, Inc. 3.88%, 9/1/2028 (b)	130	114
Elevance Health, Inc.
2.38%, 1/15/2025	4	4
2.88%, 9/15/2029	13	12
Embarq Corp. 8.00%, 6/1/2036	124	52
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (b)	95	46
Encompass Health Corp. 4.50%, 2/1/2028	185	172
Energizer Holdings, Inc. 4.75%, 6/15/2028 (b)	140	126
Energy Transfer LP
4.20%, 4/15/2027	5	5
5.50%, 6/1/2027	15	15
4.00%, 10/1/2027	7	7
EnLink Midstream Partners LP
4.15%, 6/1/2025	10	10
4.85%, 7/15/2026	58	56
5.60%, 4/1/2044	5	4
Entegris, Inc. 3.63%, 5/1/2029 (b)	125	108

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Entergy Louisiana LLC 0.95%, 10/1/2024	11	10
Entergy Texas, Inc. 1.75%, 3/15/2031	5	4
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (f)	25	21
Envision Healthcare Corp. 8.75%, 10/15/2026 (b)	20	4
EQM Midstream Partners LP 7.50%, 6/1/2027 (b)	95	95
Equitable Financial Life Global Funding 5.50%, 12/2/2025 (b)	20	20
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (d) (e) (f)	5	5
ESC Co., Intelsat Jackson Holdings, Ltd. 9.75%, 7/15/2025 ‡ (i)	35	—
Evergy, Inc. 2.90%, 9/15/2029	5	4
Eversource Energy
4.20%, 6/27/2024	6	6
4.60%, 7/1/2027	5	5
Exela Intermediate LLC 11.50%, 7/15/2026 (b)	49	6
Exelon Corp. 2.75%, 3/15/2027	15	14
Fidelity National Information Services, Inc.
4.50%, 7/15/2025	5	5
1.15%, 3/1/2026	6	5
2.25%, 3/1/2031	5	4
First Student Bidco, Inc. 4.00%, 7/31/2029 (b)	75	65
First-Citizens Bank & Trust Co. 6.13%, 3/9/2028	21	20
Fiserv, Inc.
3.20%, 7/1/2026	18	17
3.50%, 7/1/2029	10	9
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200	190
4.54%, 8/1/2026	200	190
5.11%, 5/3/2029	275	258
Freeport-McMoRan, Inc. 5.00%, 9/1/2027	140	137
Frontier Communications Holdings LLC 5.88%, 11/1/2029	4	3
Gannett Holdings LLC 6.00%, 11/1/2026 (b)	45	38
Gap, Inc. (The) 3.63%, 10/1/2029 (b)	50	36
Gartner, Inc. 4.50%, 7/1/2028 (b)	95	90
General Electric Co. (ICE LIBOR USD 3 Month + 3.33%), 8.20%, 6/15/2023 (d) (e) (f)	22	22
General Motors Co. 6.13%, 10/1/2025	12	12
General Motors Financial Co., Inc.
3.80%, 4/7/2025	7	7
2.75%, 6/20/2025	10	9
1.25%, 1/8/2026	5	5
Genesis Energy LP
6.50%, 10/1/2025	5	5
6.25%, 5/15/2026	32	31
8.00%, 1/15/2027	28	28
Gilead Sciences, Inc.
2.95%, 3/1/2027	9	9
1.65%, 10/1/2030	16	13
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (b)	75	62

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Global Payments, Inc.
3.20%, 8/15/2029	10	9
2.90%, 11/15/2031	5	4
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (b)	50	49
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 5.73%, 12/31/2164 (d) (e) (f)	22	17
Goldman Sachs Group, Inc. (The)
(SOFR + 0.51%), 0.66%, 9/10/2024 (f)	50	49
(SOFR + 0.49%), 0.92%, 10/21/2024 (f)	35	34
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (d) (e) (f)	5	4
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (d) (e) (f)	7	6
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	69	57
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92%), 3.65%, 8/10/2026 (d) (e) (f)	7	6
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (d) (e) (f)	21	20
(SOFR + 0.82%), 1.54%, 9/10/2027 (f)	20	18
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	5	4
(SOFR + 1.85%), 3.62%, 3/15/2028 (f)	50	47
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	5	4
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	47	45
5.00%, 7/15/2029	55	49
Gray Television, Inc.
5.88%, 7/15/2026 (b)	20	17
7.00%, 5/15/2027 (b)	45	38
Griffon Corp. 5.75%, 3/1/2028	95	88
Gulfport Energy Corp. 8.00%, 5/17/2026 (b)	75	74
Hanesbrands, Inc. 4.88%, 5/15/2026 (b)	60	57
Harsco Corp. 5.75%, 7/31/2027 (b)	9	7
HCA, Inc.
5.88%, 2/15/2026	285	289
3.13%, 3/15/2027 (b)	11	10
5.63%, 9/1/2028	274	277
2.38%, 7/15/2031	10	8
Herc Holdings, Inc. 5.50%, 7/15/2027 (b)	28	27
Hertz Corp. (The) 4.63%, 12/1/2026 (b)	100	91
Hilcorp Energy I LP 5.75%, 2/1/2029 (b)	70	64
Hilton Domestic Operating Co., Inc. 4.88%, 1/15/2030	24	23
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	32	32
Hologic, Inc.
4.63%, 2/1/2028 (b)	25	24
3.25%, 2/15/2029 (b)	75	67
Howmet Aerospace, Inc.
5.13%, 10/1/2024	93	93
5.90%, 2/1/2027	8	8
5.95%, 2/1/2037	34	34
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	145	137
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (d) (e) (f)	23	20

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Hyundai Capital America
1.65%, 9/17/2026 (b)	5	4
2.10%, 9/15/2028 (b)	5	4
Icahn Enterprises LP
4.75%, 9/15/2024	70	68
6.38%, 12/15/2025	22	22
iHeartCommunications, Inc.
6.38%, 5/1/2026	57	50
8.38%, 5/1/2027	98	71
5.25%, 8/15/2027 (b)	18	15
ILFC E-Capital Trust I 6.55%, 12/21/2065 (b) (j)	100	63
Imola Merger Corp. 4.75%, 5/15/2029 (b)	110	98
Intel Corp. 2.00%, 8/12/2031	3	2
IQVIA, Inc. 5.00%, 5/15/2027 (b)	200	197
Iron Mountain, Inc., REIT
4.88%, 9/15/2027 (b)	84	79
5.25%, 3/15/2028 (b)	48	46
ITC Holdings Corp.
4.95%, 9/22/2027 (b)	20	20
3.35%, 11/15/2027	10	9
2.95%, 5/14/2030 (b)	5	4
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (b)	31	29
JBS USA LUX SA 5.50%, 1/15/2030 (b)	42	40
JELD-WEN, Inc. 4.88%, 12/15/2027 (b)	65	55
Jersey Central Power & Light Co. 4.70%, 4/1/2024 (b)	15	15
John Deere Capital Corp. 4.15%, 9/15/2027	8	8
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (b)	80	71
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	100	80
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	11	10
Kilroy Realty LP, REIT
3.45%, 12/15/2024	10	9
4.75%, 12/15/2028	10	8
Kinetik Holdings LP 5.88%, 6/15/2030 (b)	65	63
Kraft Heinz Foods Co. 3.75%, 4/1/2030	5	5
Kroger Co. (The) 1.70%, 1/15/2031	6	5
L3Harris Technologies, Inc. 1.80%, 1/15/2031	5	4
LABL, Inc. 6.75%, 7/15/2026 (b)	100	96
Lamar Media Corp. 4.88%, 1/15/2029	85	80
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (b)	100	91
Lear Corp. 2.60%, 1/15/2032	5	4
Lennar Corp.
4.50%, 4/30/2024	15	15
5.88%, 11/15/2024	45	45
4.75%, 5/30/2025	5	5
5.25%, 6/1/2026	14	14
5.00%, 6/15/2027	20	20
Lincoln National Corp. 4.00%, 9/1/2023	2	2

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (b)	33	32
6.50%, 5/15/2027 (b)	165	167
Lockheed Martin Corp.
5.10%, 11/15/2027	4	4
5.25%, 1/15/2033	2	2
Lowe's Cos., Inc. 3.35%, 4/1/2027	18	17
Lumen Technologies, Inc.
4.00%, 2/15/2027 (b)	75	50
Series G, 6.88%, 1/15/2028	160	96
Madison IAQ LLC 4.13%, 6/30/2028 (b)	115	99
MasTec, Inc.
4.50%, 8/15/2028 (b)	95	88
6.63%, 8/15/2029 (b)	50	45
Matador Resources Co. 5.88%, 9/15/2026	55	54
McCormick & Co., Inc. 3.15%, 8/15/2024	6	6
McKesson Corp. 1.30%, 8/15/2026	12	11
MDC Holdings, Inc. 2.50%, 1/15/2031	5	4
Medline Borrower LP 3.88%, 4/1/2029 (b)	100	87
Mellon Capital IV (ICE LIBOR USD 3 Month + 0.57%), 5.53%, 12/31/2164 (d) (e) (f)	18	14
MetLife Capital Trust IV 7.88%, 12/15/2037 (b)	100	104
MetLife, Inc. Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (c) (d) (e) (f)	63	56
MGM Resorts International 4.63%, 9/1/2026	200	189
Midcontinent Communications 5.38%, 8/15/2027 (b)	17	15
Mondelez International, Inc.
2.63%, 3/17/2027	8	7
1.50%, 2/4/2031	6	5
Morgan Stanley
(SOFR + 0.46%), 5.37%, 1/25/2024 (f)	37	37
(SOFR + 0.62%), 0.74%, 4/5/2024 (f)	25	25
(SOFR + 0.51%), 0.79%, 1/22/2025 (f)	25	24
(SOFR + 1.15%), 2.72%, 7/22/2025 (f)	40	39
(SOFR + 0.56%), 1.16%, 10/21/2025 (f)	25	23
(SOFR + 0.94%), 2.63%, 2/18/2026 (f)	50	47
Series M, (ICE LIBOR USD 3 Month + 4.44%), 5.87%, 9/15/2026 (d) (e) (f)	24	24
(SOFR + 0.86%), 1.51%, 7/20/2027 (f)	20	18
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (f)	20	20
MPLX LP
4.88%, 6/1/2025	16	16
1.75%, 3/1/2026	9	8
4.13%, 3/1/2027	9	9
4.50%, 4/15/2038	3	3
National Rural Utilities Cooperative Finance Corp.
5.45%, 10/30/2025	14	14
(ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (f)	20	19
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (b)	95	86

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
NCR Corp.
5.75%, 9/1/2027 (b)	25	25
6.13%, 9/1/2029 (b)	105	104
Netflix, Inc.
5.88%, 2/15/2025	100	102
4.88%, 4/15/2028	20	20
5.88%, 11/15/2028	60	63
New Albertsons LP
7.75%, 6/15/2026	5	5
6.63%, 6/1/2028	15	14
7.45%, 8/1/2029	21	21
8.00%, 5/1/2031	80	82
Newell Brands, Inc. 4.45%, 4/1/2026 (h)	150	144
Nexstar Media, Inc.
5.63%, 7/15/2027 (b)	43	40
4.75%, 11/1/2028 (b)	55	49
NextEra Energy Capital Holdings, Inc.
4.20%, 6/20/2024	17	17
4.63%, 7/15/2027	10	10
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (f)	28	24
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (f)	14	12
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (b)	23	23
4.25%, 9/15/2024 (b)	4	4
4.50%, 9/15/2027 (b)	8	8
Niagara Mohawk Power Corp. 3.51%, 10/1/2024 (b)	8	8
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (d) (e) (f)	62	58
0.95%, 8/15/2025	29	26
1.70%, 2/15/2031	10	8
Norfolk Southern Corp.
2.90%, 6/15/2026	9	9
2.30%, 5/15/2031	3	3
NRG Energy, Inc.
6.63%, 1/15/2027	3	3
5.75%, 1/15/2028	12	12
5.25%, 6/15/2029 (b)	136	126
NuStar Logistics LP
6.00%, 6/1/2026	12	12
5.63%, 4/28/2027	90	85
Occidental Petroleum Corp.
8.88%, 7/15/2030	115	134
6.63%, 9/1/2030	180	190
ON Semiconductor Corp. 3.88%, 9/1/2028 (b)	85	76
OneMain Finance Corp.
6.88%, 3/15/2025	45	44
7.13%, 3/15/2026	77	74

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.63%, 1/15/2028	33	30
Oracle Corp.
2.50%, 4/1/2025	13	12
5.80%, 11/10/2025	6	6
1.65%, 3/25/2026	7	6
3.25%, 11/15/2027	4	4
3.90%, 5/15/2035	7	6
3.85%, 7/15/2036	2	2
Organon & Co. 5.13%, 4/30/2031 (b)	200	178
Outfront Media Capital LLC 5.00%, 8/15/2027 (b)	15	14
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (b)	200	180
Paramount Global
4.20%, 5/19/2032	6	5
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (f)	90	68
Parker-Hannifin Corp. 3.65%, 6/15/2024	23	23
Penske Automotive Group, Inc. 3.75%, 6/15/2029	75	65
Penske Truck Leasing Co. LP
2.70%, 11/1/2024 (b)	7	7
1.20%, 11/15/2025 (b)	4	4
Performance Food Group, Inc. 5.50%, 10/15/2027 (b)	20	20
PG&E Corp. 5.00%, 7/1/2028	110	104
Philip Morris International, Inc.
5.00%, 11/17/2025	15	15
3.38%, 8/15/2029	10	9
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (b)	39	39
PNC Financial Services Group, Inc. (The)
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023 (d) (e) (f)	44	42
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	60	48
Series V, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 6.20%, 9/15/2027 (d) (e) (f)	60	56
(SOFR + 1.62%), 5.35%, 12/2/2028 (f)	5	5
Post Holdings, Inc.
5.75%, 3/1/2027 (b)	8	8
5.50%, 12/15/2029 (b)	140	132
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 7.83%, 3/30/2067 (f)	87	75
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (b)	80	79
3.38%, 8/31/2027 (b)	25	22
Principal Life Global Funding II 1.25%, 6/23/2025 (b)	11	10
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 7.41%, 12/31/2164 (d) (e) (f)	53	52
Prudential Financial, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.12%, 3/1/2052 (f)	30	26
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.00%, 9/1/2052 (f)	30	28
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	10	8
Public Service Enterprise Group, Inc. 5.85%, 11/15/2027	17	18
QUALCOMM, Inc. 5.40%, 5/20/2033	5	5
Radian Group, Inc.
4.50%, 10/1/2024	40	39

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.88%, 3/15/2027	12	11
Range Resources Corp. 4.88%, 5/15/2025	85	83
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	13	11
RHP Hotel Properties LP, REIT 4.75%, 10/15/2027	98	92
Rocket Mortgage LLC 3.88%, 3/1/2031 (b)	110	91
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025 (b)	67	71
Royalty Pharma plc 2.15%, 9/2/2031	4	3
S&P Global, Inc.
2.45%, 3/1/2027	12	11
2.90%, 3/1/2032	5	4
Sabine Pass Liquefaction LLC 5.63%, 3/1/2025	31	31
Sabre GLBL, Inc. 9.25%, 4/15/2025 (b)	110	104
SBA Communications Corp., REIT 3.13%, 2/1/2029	105	91
Scotts Miracle-Gro Co. (The) 5.25%, 12/15/2026	125	119
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (b)	45	35
Scripps Escrow, Inc. 5.88%, 7/15/2027 (b)	70	52
Seagate HDD Cayman 4.88%, 6/1/2027	95	91
Sealed Air Corp. 5.13%, 12/1/2024 (b)	20	20
Sempra Energy
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (d) (e) (f)	75	70
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (f)	51	41
Sensata Technologies BV
5.63%, 11/1/2024 (b)	125	125
5.00%, 10/1/2025 (b)	30	30
Service Corp. International
4.63%, 12/15/2027	12	12
5.13%, 6/1/2029	5	5
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	15	14
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (b)	53	50
5.50%, 7/1/2029 (b)	161	147
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (b)	12	12
5.50%, 4/15/2027 (b)	102	99
SM Energy Co.
6.75%, 9/15/2026	12	12
6.63%, 1/15/2027	61	59
Sonic Automotive, Inc. 4.63%, 11/15/2029 (b)	45	38
Southern California Edison Co.
1.10%, 4/1/2024	14	13
Series E, (ICE LIBOR USD 3 Month + 4.20%), 9.01%, 12/31/2164 (d) (e) (f)	12	12
Southern California Gas Co.
3.15%, 9/15/2024	7	7
2.95%, 4/15/2027	6	6
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	2	2
Spectrum Brands, Inc.
5.75%, 7/15/2025	8	8

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.00%, 10/1/2029 (b)	31	27
Sprint Capital Corp. 8.75%, 3/15/2032	197	240
Sprint LLC
7.88%, 9/15/2023	227	229
7.13%, 6/15/2024	71	72
7.63%, 2/15/2025	194	201
7.63%, 3/1/2026	39	41
SS&C Technologies, Inc. 5.50%, 9/30/2027 (b)	93	90
Stagwell Global LLC 5.63%, 8/15/2029 (b)	70	61
Standard Industries, Inc.
5.00%, 2/15/2027 (b)	18	17
4.75%, 1/15/2028 (b)	77	72
Staples, Inc.
7.50%, 4/15/2026 (b)	95	83
10.75%, 4/15/2027 (b)	85	62
Starbucks Corp. 2.55%, 11/15/2030	13	11
State Street Corp.
(ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (d) (e) (f)	31	29
(SOFR + 0.73%), 2.20%, 2/7/2028 (f)	10	9
Station Casinos LLC 4.50%, 2/15/2028 (b)	70	63
Steel Dynamics, Inc. 5.00%, 12/15/2026	15	15
Stericycle, Inc. 3.88%, 1/15/2029 (b)	150	131
Summit Materials LLC 6.50%, 3/15/2027 (b)	45	45
Sunoco LP
6.00%, 4/15/2027	71	70
5.88%, 3/15/2028	3	3
Sysco Corp.
3.25%, 7/15/2027	15	14
2.40%, 2/15/2030	6	5
Take-Two Interactive Software, Inc.
3.55%, 4/14/2025	11	11
3.70%, 4/14/2027	23	22
Tallgrass Energy Partners LP 5.50%, 1/15/2028 (b)	5	5
Targa Resources Partners LP 6.50%, 7/15/2027	191	195
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (b)	150	132
Tenet Healthcare Corp.
4.63%, 9/1/2024	11	11
4.88%, 1/1/2026	163	160
6.25%, 2/1/2027	30	30
5.13%, 11/1/2027	189	181
4.25%, 6/1/2029	70	63
TerraForm Power Operating LLC 5.00%, 1/31/2028 (b)	29	28
Thermo Fisher Scientific, Inc. 4.80%, 11/21/2027	17	17
T-Mobile USA, Inc.
3.50%, 4/15/2025	30	29
2.25%, 11/15/2031	10	8
Toyota Motor Credit Corp. 3.05%, 3/22/2027	7	7

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
TransDigm, Inc. 6.25%, 3/15/2026 (b)	184	184
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (b)	41	40
Travel + Leisure Co.
5.65%, 4/1/2024 (h)	17	17
6.60%, 10/1/2025 (h)	16	16
6.00%, 4/1/2027 (h)	25	25
TriMas Corp. 4.13%, 4/15/2029 (b)	54	48
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (b)	52	42
Truist Financial Corp.
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.12%, 12/15/2027 (d) (e) (f)	6	5
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (d) (e) (f)	93	81
Uber Technologies, Inc. 7.50%, 5/15/2025 (b)	65	66
UDR, Inc., REIT 3.20%, 1/15/2030	5	4
Union Pacific Corp.
3.00%, 4/15/2027	9	9
3.70%, 3/1/2029	10	10
United Airlines Holdings, Inc.
5.00%, 2/1/2024	33	32
4.88%, 1/15/2025	28	27
United Airlines, Inc. 4.38%, 4/15/2026 (b)	70	67
United Rentals North America, Inc.
5.50%, 5/15/2027	6	6
4.88%, 1/15/2028	240	229
UnitedHealth Group, Inc.
5.00%, 10/15/2024	21	21
5.15%, 10/15/2025	10	10
3.70%, 5/15/2027	8	8
4.20%, 5/15/2032	5	5
Univision Communications, Inc. 4.50%, 5/1/2029 (b)	70	59
US Bancorp
Series V, 2.38%, 7/22/2026	50	46
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (d) (e) (f)	60	47
Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027 (d) (e) (f)	8	7
Ventas Realty LP, REIT
4.13%, 1/15/2026	10	10
4.00%, 3/1/2028	5	5
Verizon Communications, Inc.
4.40%, 11/1/2034	8	8
4.27%, 1/15/2036	6	6
VICI Properties LP, REIT
4.25%, 12/1/2026 (b)	75	70
5.75%, 2/1/2027 (b)	23	23
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (b) (d) (e) (f)	14	12
Vistra Operations Co. LLC
5.50%, 9/1/2026 (b)	20	19
5.63%, 2/15/2027 (b)	130	126

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
VMware, Inc.
1.40%, 8/15/2026	15	13
3.90%, 8/21/2027	12	11
Walt Disney Co. (The) 3.70%, 9/15/2024	7	7
Warnermedia Holdings, Inc.
3.76%, 3/15/2027 (b)	62	58
4.28%, 3/15/2032 (b)	5	4
WEC Energy Group, Inc.
5.00%, 9/27/2025	7	7
1.80%, 10/15/2030	5	4
Weekley Homes LLC 4.88%, 9/15/2028 (b)	100	84
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (d) (e) (f)	33	31
(SOFR + 0.51%), 0.80%, 5/19/2025 (f)	20	19
(ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (d) (e) (f)	13	13
(ICE LIBOR USD 3 Month + 0.75%), 2.16%, 2/11/2026 (f)	50	47
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (f)	130	115
(SOFR + 1.51%), 3.53%, 3/24/2028 (f)	50	47
Welltower OP LLC, REIT 3.63%, 3/15/2024	13	13
WESCO Distribution, Inc.
7.13%, 6/15/2025 (b)	40	41
7.25%, 6/15/2028 (b)	125	128
Western Midstream Operating LP 4.75%, 8/15/2028	135	129
William Carter Co. (The) 5.63%, 3/15/2027 (b)	73	71
Williams Cos., Inc. (The) 2.60%, 3/15/2031	5	4
WP Carey, Inc., REIT 2.40%, 2/1/2031	5	4
Wynn Las Vegas LLC 5.50%, 3/1/2025 (b)	35	34
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (b)	224	203
Yum! Brands, Inc. 4.75%, 1/15/2030 (b)	24	23
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	5	4
Zoetis, Inc.
5.40%, 11/14/2025	24	24
2.00%, 5/15/2030	6	5
		27,041
Total Corporate Bonds (Cost $34,273)		30,951
	SHARES (000)
Investment Companies — 6.4%
United States — 6.4%
JPMorgan Equity Income Fund, Class R6 (k)	74	1,631
JPMorgan Floating Rate Income Fund, Class R6 (k)	113	946
JPMorgan Managed Income Fund, Class L (k)	271	2,705
		5,282
Total Investment Companies (Cost $4,778)		5,282

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Exchange-Traded Funds — 4.1%
United States — 4.1%
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (k)	22	972
JPMorgan Equity Premium Income ETF (k)	44	2,405
		3,377
Total Exchange-Traded Funds (Cost $3,728)		3,377
	PRINCIPAL AMOUNT ($000)
Commercial Mortgage-Backed Securities — 1.5%
United States — 1.5%
BANK Series 2017-BNK7, Class D, 2.71%, 9/15/2060 (b)	100	66
Benchmark Mortgage Trust Series 2019-B11, Class D, 3.00%, 5/15/2052 (b)	100	63
Citigroup Commercial Mortgage Trust
Series 2012-GC8, Class D, 4.91%, 9/10/2045 (b) (j)	100	77
Series 2016-P6, Class D, 3.25%, 12/10/2049 (b)	20	14
Series 2017-P7, Class B, 4.14%, 4/14/2050 (j)	10	9
Commercial Mortgage Trust Series 2016-CR28, Class C, 4.60%, 2/10/2049 (j)	100	91
CSAIL Commercial Mortgage Trust Series 2019-C15, Class C, 4.98%, 3/15/2052 (j)	100	83
DBGS Mortgage Trust Series 2018-5BP, Class B, 5.66%, 6/15/2033 (b) (j)	100	90
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K734, Class X3, IO, 2.17%, 7/25/2026 (j)	120	7
Series Q012, Class X, IO, 4.10%, 9/25/2035 (j)	428	83
Series K726, Class X3, IO, 2.21%, 7/25/2044 (j)	151	3
Series K729, Class X3, IO, 1.97%, 11/25/2044 (j)	1,212	31
Series K728, Class X3, IO, 1.96%, 11/25/2045 (j)	100	3
Series K071, Class X3, IO, 2.01%, 11/25/2045 (j)	700	55
Series K088, Class X3, IO, 2.35%, 2/25/2047 (j)	555	62
Series K108, Class X3, IO, 3.49%, 4/25/2048 (j)	400	74
FREMF Mortgage Trust
Series 2017-KF31, Class B, 7.57%, 4/25/2024 (b) (j)	4	4
Series 2018-KF47, Class B, 6.67%, 5/25/2025 (b) (j)	17	17
Series 2018-KC02, Class B, 4.10%, 7/25/2025 (b) (j)	25	23
Series 2018-KF53, Class B, 6.72%, 10/25/2025 (j)	25	24
Series 2019-KC03, Class B, 4.38%, 1/25/2026 (b) (j)	25	24
Series 2019-KF62, Class B, 6.72%, 4/25/2026 (b) (j)	6	5
Series 2018-KF43, Class B, 6.82%, 1/25/2028 (b) (j)	21	20
Series 2018-KF50, Class B, 6.57%, 7/25/2028 (b) (j)	3	3
Series 2018-K75, Class B, 3.98%, 4/25/2051 (b) (j)	10	9
GNMA
Series 2020-14, IO, 0.59%, 2/16/2062 (j)	569	27
Series 2020-23, IO, 0.66%, 4/16/2062 (j)	158	8
Jackson Park Trust
Series 2019-LIC, Class E, 3.24%, 10/14/2039 (b) (j)	100	75
Series 2019-LIC, Class F, 3.24%, 10/14/2039 (b) (j)	100	71
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 (j)	0	0
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C31, Class B, 3.88%, 11/15/2049 (j)	50	43

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 (b) (j)	10	8
Series 2020-HR8, Class XA, IO, 1.84%, 7/15/2053 (j)	992	100
Total Commercial Mortgage-Backed Securities (Cost $1,504)		1,272
U.S. Treasury Obligations — 1.4%
United States — 1.4%
U.S. Treasury Notes , 0.88%, 1/31/2024 (l) (Cost $1,115)	1,150	1,114
	SHARES (000)
Preferred Stocks — 0.5%
United States — 0.5%
Allstate Corp. (The) Series H, 5.10%, 10/15/2024 ($25 par value) (m)	1	26
Bank of America Corp.,
Series KK, 5.38%, 6/25/2024 ($25 par value) (m)	1	17
Series LL, 5.00%, 9/17/2024 ($25 par value) (m)	1	16
Morgan Stanley,
Series K, 5.85%, 4/15/2027 ($25 par value) (m)	2	51
Series P, 6.50%, 10/15/2027 ($25 par value) (m)	2	45
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	7	6
SCE Trust VI 5.00%, 6/26/2022 ($25 par value)	4	78
Sempra Energy 5.75%, 7/1/2079 ($25 par value)	—	3
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	1	23
State Street Corp. Series G, 5.35%, 3/15/2026 ($25 par value) (m)	—	9
Truist Financial Corp. Series R, 4.75%, 9/1/2025 ($25 par value) (m)	1	17
Wells Fargo & Co.,
Series Y, 5.63%, 6/15/2023 ($25 par value) (m)	1	28
Series Z, 4.75%, 3/15/2025 ($25 par value) (m)	5	87
Total Preferred Stocks (Cost $467)		406
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD ‡ *	—	5
United States — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 11.00 USD ‡ *	—	—
Total Warrants (Cost $—)		5

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — 0.0% ^
United States — 0.0% ^
Liberty Interactive LLC
4.00%, 11/15/2029	3	1
3.75%, 2/15/2030	2	—
Total Convertible Bonds (Cost $4)		1
	NO. OF RIGHTS (000)
Rights — 0.0%
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025‡ *(Cost $—)	—	—
	PRINCIPAL AMOUNT ($000)
Collateralized Mortgage Obligations — 0.0% ^
United States — 0.0% ^
Morgan Stanley Mortgage Loan Trust Series 2004-5AR, Class 4A, 3.85%, 7/25/2034 (j)	—	—
Structured Adjustable Rate Mortgage Loan Trust Series 2007-9, Class 1A1, 6.77%, 10/25/2037 (j)	—	—
Total Collateralized Mortgage Obligations (Cost $—)		—
	SHARES (000)
Short-Term Investments — 5.7%
Investment Companies — 5.7%
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (k) (n)	928	928
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.89% (k) (n)	3,757	3,758
Total Investment Companies (Cost $4,685)		4,686
Total Investments — 97.8% (Cost $81,044)		80,570
Other Assets Less Liabilities — 2.2%		1,802
NET ASSETS — 100.0%		82,372

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ADR	American Depositary Receipt
CME	Chicago Mercantile Exchange
CVA	Dutch Certification
ETF	Exchange Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
RTS	Russian Trading System
SCA	Limited partnership with share capital
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at March 31, 2023 is $1,143 or 1.39% of the Fund’s net
assets as of March 31, 2023.

(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of March 31, 2023.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of March 31, 2023.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of March 31, 2023.

(i)	Defaulted security.
(j)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of March 31, 2023.

(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(m)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of March 31, 2023.
(n)	The rate shown is the current yield as of March 31, 2023.

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
Summary of Investments by Industry, March 31, 2023
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
PORTFOLIO COMPOSITION BY ASSET CLASS AS OF March 31, 2023	PERCENT OF TOTAL INVESTMENTS
Banks	7.0%
Oil, Gas & Consumable Fuels	6.6
Fixed Income	5.7
U.S. Equity	5.0
Diversified Telecommunication Services	4.3
Electric Utilities	3.9
Pharmaceuticals	3.3
Health Care Providers & Services	2.8
Insurance	2.6
Semiconductors & Semiconductor Equipment	2.5
Media	2.5
Capital Markets	2.4
Hotels, Restaurants & Leisure	2.2
Metals & Mining	1.9
Food Products	1.8
Wireless Telecommunication Services	1.7
Chemicals	1.7
Consumer Finance	1.6
Commercial Mortgage-Backed Securities	1.6
U.S. Treasury Notes	1.4
Specialized REITs	1.4
Multi-Utilities	1.3
Commercial Services & Supplies	1.2
Containers & Packaging	1.2
Consumer Staples Distribution & Retail	1.1
Household Durables	1.1
Beverages	1.1
Automobile Components	1.1
Technology Hardware, Storage & Peripherals	1.0
Financial Services	1.0
Others (each less than 1.0%)	20.2
Short-Term Investments	5.8
Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of March 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	210	06/21/2023	USD	24,163	712

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
EURO STOXX 50 Index	(55)	06/16/2023	EUR	(2,546)	(141)
S&P 500 E-Mini Index	(1)	06/16/2023	USD	(207)	(9)
					(150)
					562

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Portfolio's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Portfolio's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Portfolio are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Portfolio's investments are summarized into the three broad levels listed below.
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Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
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Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
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Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Collateralized Mortgage Obligations	$—	$—(a )	$—	$—(a)
Commercial Mortgage-Backed Securities	—	1,272	—	1,272
Common Stocks
Australia	—	792	—	792
Austria	—	72	—	72
Belgium	—	139	—	139
Brazil	231	13	—	244
Canada	1,577	—	—	1,577
Chile	51	—	—	51
China	144	1,704	—	1,848
Denmark	—	272	—	272
Egypt	22	—	—	22
Finland	—	498	—	498
France	—	1,349	—	1,349
Germany	—	1,138	—	1,138
Hong Kong	—	446	—	446
India	180	—	—	180
Indonesia	141	205	—	346
Ireland	—	38	—	38
Israel	—	8	—	8
Italy	—	709	—	709
Japan	—	1,701	—	1,701
Luxembourg	—	12	9	21
Mexico	402	—	—	402
Netherlands	—	564	—	564
New Zealand	—	79	—	79
Norway	24	291	—	315
Poland	—	65	—	65
Portugal	—	105	—	105
Russia	—	—	1	1
Saudi Arabia	—	44	—	44
Singapore	—	385	—	385
South Africa	300	136	—	436
South Korea	10	817	—	827
Spain	23	946	—	969
Sweden	—	501	—	501
Switzerland	—	466	—	466
Taiwan	87	1,019	—	1,106
Thailand	118	—	—	118
United Kingdom	126	2,045	—	2,171
United States	12,517	951	3	13,471
Total Common Stocks	15,953	17,510	13	33,476
Convertible Bonds	—	1	—	1
Corporate Bonds
Australia	—	83	—	83

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Belgium	$—	$19	$—	$19
Canada	—	1,324	—	1,324
Cayman Islands	—	30	—	30
Finland	—	44	—	44
France	—	378	—	378
Germany	—	20	—	20
Ireland	—	123	—	123
Italy	—	114	—	114
Luxembourg	—	22	—	22
Macau	—	194	—	194
Netherlands	—	341	—	341
Sweden	—	160	—	160
Switzerland	—	381	—	381
United Kingdom	—	677	—	677
United States	—	27,041	— (a)	27,041
Total Corporate Bonds	—	30,951	— (a)	30,951
Exchange-Traded Funds	3,377	—	—	3,377
Investment Companies	5,282	—	—	5,282
Preferred Stocks
United States	400	—	6	406
Rights	—	—	— (a)	—(a)
U.S. Treasury Obligations	—	1,114	—	1,114
Warrants	—	—	5	5
Short-Term Investments
Investment Companies	4,686	—	—	4,686
Total Investments in Securities	$29,698	$50,848	$24	$80,570
Appreciation in Other Financial Instruments
Futures Contracts	$712	$—	$—	$712
Depreciation in Other Financial Instruments
Futures Contracts	(150)	—	—	(150)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$562	$—	$—	$562

(a)	Amount rounds to less than one thousand.
B. Investment Transactions with Affiliates — The Portfolio invested in Underlying Funds and ETFs which are advised by the Adviser. An issuer which is under common control with the Portfolio may be considered an affiliate. The Portfolio assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETFs’ distributions may be reinvested into the Underlying Funds and ETFs. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended March 31, 2023
Security Description	Value at December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF (a)	$949	$—	$—	$—	$23	$972	22	$10	$—

JPMorgan Insurance Trust Income Builder Portfolio
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF March 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended March 31, 2023
Security Description	Value at December 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2023	Shares at March 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Equity Income Fund Class R6 Shares (a)	$1,669	$9	$—	$—	$(47)	$1,631	74	$10	$—
JPMorgan Equity Premium Income ETF (a)	2,400	—	—	—	5	2,405	44	37	—
JPMorgan Floating Rate Income Fund Class R6 Shares (a)	918	18	—	—	10	946	113	19	—
JPMorgan Managed Income Fund Class L Shares (a)	1,390	1,318	—	—	(3)	2,705	271	20	—
JPMorgan Prime Money Market Fund Class IM Shares, 4.96% (a) (b)	416	1,792	1,280	—(c)	—(c)	928	928	5	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 4.89% (a) (b)	3,172	9,607	9,020	—(c)	(1)	3,758	3,757	43	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.04% (a) (b)	200	—	200	—	—(c)	—	—	1	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.68% (a) (b)	1,457	2,053	3,510	—	—	—	—	10	—
Total	$12,571	$14,797	$14,010	$—	$(13)	$13,345		$155	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2023.
(c)	Amount rounds to less than one thousand.